Non-Controlling Interests (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		¥ 1,227,533	$ 189,498	¥ 1,519,045	¥ 1,619,045	¥ 1,846,905
Tianwei Yingli [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	[1]	1,133,232	174,941	1,329,465
Hainan Yingli [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		56,468	8,717	114,457
Yingli Lixian [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		8,419	1,300	31,298
Yingli Shenzhen [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		26,498	4,091	24,041
Yingli Greece [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		(1,696)	(262)	11,557
Other subsidiaries [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		¥ 4,612	$ 711	¥ 8,227

[1]	Prior to FY 2014, Baoding Tianwei Baobian Electric Co., Ltd. (“Tianwei Baobian”), a third party, held 25.99% equity interest in Tianwei Yingli. In May 2014, the Company, Baoding Tianwei Group Co., Ltd.(“ Tianwei Group”), and Tianwei Baobian entered into a new joint venture contract and Tianwei Baobian transferred 7% equity interest in Tianwei Yingli to Tianwei Group. Under a Sino-foreign equity joint venture company contract with Tianwei Baobian and Tianwei Group, it provides that Tianwei Baobian and/or Tianwei Group will have a right to swap the shares of the Company with the all but not part shares of the non-controlling interest in Tianwei Yingli. The terms of the swap will be discussed separately at the time of the swap. The Company does not account for such share swap until a separate agreement is signed that clearly states the terms and basis of the share swap between the non-controlling shareholders and the Company. Tianwei Baobian and/or Tianwei Group may exercise this subscription right after certain conditions are satisfied following the completion of the Company’s IPO. Tianwei Baobian and/or Tianwei Group’s subscription rights to subscribe for newly issued ordinary shares of the Company in exchange for all but not part of Tianwei Baobian and/or Tianwei Group’s equity interest in Tianwei Yingli did not have an effect on earnings per share as these rights are contingent upon Tianwei Baobian and/or Tianwei Group obtaining all necessary approvals from relevant PRC government authorities for acquiring our ordinary shares in the future. As of December 31, 2014, Tianwei Baobian and/or Tianwei Group haven’t exercised this subscription right.